Transactions with Affiliates - Commodity Price Swap Agreements Extensions Tables (Details)	Dec. 08, 2015 $ / MMBTU $ / bbl		Jun. 25, 2015 $ / MMBTU $ / bbl
DJ Basin Complex [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	0.60	[1]	1.96	[2]
DJ Basin Complex [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	10.98	[1]	13.10	[2]
DJ Basin Complex [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	17.23	[1]	19.75	[2]
DJ Basin Complex [Member] | Normal butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	16.86	[1]	18.99	[2]
DJ Basin Complex [Member] | Natural gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	26.15	[1]	52.59	[2]
DJ Basin Complex [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	34.65	[1]	52.59	[2]
DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	2.11	[1]	2.75	[2]
Hugoton System [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	18.81	[1]	32.56	[2]
Hugoton System [Member] | Natural gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	2.12	[1]	2.74	[2]
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Ethane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			18.41
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	18.41
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Propane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			47.08
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	47.08
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Isobutane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			62.09
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	62.09
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Normal butane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			54.62
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Normal butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	54.62
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Natural gasoline [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			72.88
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Natural gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	72.88
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Condensate [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			76.47
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	76.47
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU			5.96
Western Gas Partners, LP [Member] | DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	5.96
Western Gas Partners, LP [Member] | Hugoton System [Member] | Condensate [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			78.61
Western Gas Partners, LP [Member] | Hugoton System [Member] | Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	78.61
Western Gas Partners, LP [Member] | Hugoton System [Member] | Natural gas (per MMBtu) [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU			5.50
Western Gas Partners, LP [Member] | Hugoton System [Member] | Natural gas (per MMBtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	5.50

[1]	Represents the NYMEX forward strip price as of December 8, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.
[2]	Represents the New York Mercantile Exchange (“NYMEX”) forward strip price as of June 25, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.